Stockholders’ Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Equity [Abstract]
Stockholders’ Equity

4. Stockholders’ Equity

Common Stock

The holders of the Company’s common stock are entitled to one vote per share of common stock held. A controlling interest was purchased on June 14, 2017. As of December 31, 2021, the Company had 283,893,944 common shares issued and outstanding after the reverse split of 70 shares to one share at a par value of $0.0001.

4. Stockholders’ Equity

Common Stock The holders of the Company’s common stock are entitled to one vote per share of common stock held. A controlling interest was purchased on June 14, 2017. As of March 31, 2021, the Company had 283,893,944 common shares issued and outstanding after the reverse split of 70 shares to one share at a par value of $0.0001.

During the year ended March 31, 2021, the Company issued 14,950,000 shares of common stock for investment. Stock subscription receivable at the end of the year was $1,035,500.

A shareholder and advisor of the Company was issued 12,000,000 shares of common stock. Stock-based compensation categorized as consulting expense of $720,000 was recognized during the year end March 31, 2021.

A shareholder and officer of the Company was issued 165,357,142 shares of common stock. Stock-based compensation of $6,873,229 was recognized during the year ended March 31, 2021.